RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

9. RELATED PARTY TRANSACTIONS

For both the three months ended November 30, 2023 and November 30, 2022 , the Company had no repayments of net advances from its loan payable-related party At November 30, 2023, the loan payable-related party was $299,286 and $206,516 at February 28, 2023. Included in the balance due to the related party at November 30, 2023 is $222,754 of deferred salary and interest, $183,625 of which bears interest at 12%. At February 28, 2023, included in the balance due to the related party is $108,000 of deferred salary with $108,000 bearing interest at 12%. The accrued interest included in loan at November 30, 2023 and February 28, 2023 was $28,267 and $15,660 respectively.

Pursuant to the amended Employment Agreement with its Chief Executive Officer, for the three months and nine ended November 30, 2023, the Company accrued $62,000 (2022-$138,000) and $187,000 (2022-$362,500) of incentive compensation plan payable with a corresponding recognition of stock based compensation due to the expectation of additional awards being met. This will be payable in Series G Preferred Shares which are redeemable at the Company’s option at $1,000 per share. At November 30, 2023 and February 28, 2023 there was $1,166,000 and $979,000 of incentive compensation payable.

During the three months ended November 30, 2023 and 2022, the Company was charged $526,723 and $794,460, respectively for fees for research and development from a company partially owned by a principal shareholder.

During the nine months ended November 30, 2023 and 2022, the Company was charged $2,185,998 and $2,735,589, respectively for fees for research and development from a company partially owned by a principal shareholder.

10. RELATED PARTY TRANSACTIONS

For the years ended February 28, 2023 and February 28, 2022, the Company made net repayments of $0 and $803,394, respectively, to its loan payable-related party. At February 28, 2023, the loan payable-related party was $206,516 and $193,556 at February 28, 2022. As of February 28, 2023, included in the balance due to the related party is $108,000 of deferred salary all of which bears interest at 12%. At February 28, 2023 there was $108,000 of deferred salary with $90,000 bearing interest at 12%. The accrued interest included at February 28, 2023 was $15,660 (2022- $2,700).

During the year ended February 28, 2023 pursuant to the amended Employment Agreement with its Chief Executive Officer the Company accrued $499,500 as incentive compensation plan payable with a corresponding recognition of stock based compensation due to the expectation of additional awards being met. At February 28, 2023, the balance of incentive compensation plan payable was $979,000 (2022-$479,500). This will be payable in Series G Preferred Shares which are redeemable at the Company’s option at $1,000 per share.

During the year ended February 28, 2022, pursuant to the amended Employment Agreement with its Chief Executive Officer, the Company issued 1,500 shares of Series G Preferred Shares which are redeemable at the Company’s option at $1,000 per share and recorded $1,500,000 of stock based compensation. The Company redeemed these shares for $1,500,000 and accrued $479,500 as incentive compensation plan payable with a corresponding recognition of stock based compensation due to the expectation of additional awards being met.

During the years ended February 28, 2023 and February 28, 2022, the Company was charged $3,578,981 and $2,258,819, respectively in consulting fees for research and development to a company partially owned by a principal shareholder. The principal shareholder received no compensation from this partially owned research and development company and the fees were spent on core development projects.